COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income for the year		$ 35,330	¥ 252,758	¥ 248,903	¥ 191,809
Adjustments to reconcile net cash flows from operating activities:
Depreciation		14,831	106,107	78,286	74,436
Amortization of land use rights		190	1,357	973	973
Amortization of intangible assets		3,264	23,355	6,620	2,647
Finance costs		2,668	19,089
Loss on disposal of property and equipment		412	2,945	117	80
Share of equity in income of unconsolidated affiliates		33	239	40
Share-based compensation		7,221	51,664	29,061
Gain on disposal of subsidiaries				(2,443)
Investment income		(1,031)	(7,373)	(19,226)	(13,406)
Deferred income taxes		(636)	(4,549)	6,691	975
Changes in operating assets and liabilities and other, net:
Accounts receivable		219	1,564	(424)	2,181
Inventories		(2,058)	(14,723)	(468)	982
Amounts due from related parties		919	6,573	(7,674)	(2,405)
Other receivables, deposits and other assets		(1,469)	(10,516)	(13,948)	(1,180)
Accounts payable		(486)	(3,477)	(2,738)	14,550
Amounts due to related parties		2,370	16,955	(5,865)	1,411
Accrued expenses and other current liabilities		14,601	104,458	50,920	69,105
Contract liabilities		40,999	293,322
Deferred revenue				190,575	96,473
Refund liabilities		882	6,309
Other assets and liabilities		2,646	18,931	(5,184)	26,288
Net cash provided by operating activities		120,905	864,988	554,216	464,919
Cash flows from investing activities
Purchase of short term investments		(96,216)	(688,360)	(1,897,000)	(966,000)
Purchase of long-term investments		(1,875)	(13,416)	(190,920)
Proceed from redemption of short term investments upon maturity		93,528	669,127	1,922,616	1,003,516
Additions of property and equipment and intangible assets		(21,694)	(155,204)	(117,556)	(97,116)
Proceeds from sale of property and equipment		217	1,552	859	73
Acquisition of subsidiaries, net of cash acquired of RMB 651, RMB 60,155 and RMB 185,106 in 2017, 2018 and 2019, respectively		(240,572)	(1,721,123)	(179,571)	(2,125)
Payment for acquisition deposits		(47,326)	(338,585)	(8,854)	(78,750)
Payment for equity method investments		(1,398)	(10,000)
Disposal of subsidiaries				(2,034)
Advances to related parties					(144,560)
Repayments from related parties					229,237
Net cash used in investing activities		(315,336)	(2,256,009)	(472,460)	(55,725)
Cash flows from financing activities
Proceeds from capital contribution					3,600
Proceeds from initial public offering, net of offering cost paid of RMB 3,226 in 2017					1,147,886
Proceeds from follow-on offering, net of offering cost paid of RMB 5,996 in 2018				1,151,702
Advances from related parties		97,110	694,751		71,367
Payment for the consideration for the transfer of schools as a result of Reorganization					(3,667)
Repayments to related parties		(97,110)	(694,751)		(57,675)
Repurchase of ordinary shares		(58,307)	(417,149)	(108,938)
Proceeds from bank borrowing		6,989	50,000	49,840
Repayment to bank borrowing		(6,992)	(50,021)
Proceeds from issuance of bond payable		289,219	2,069,160
Issuance cost of bond payable		(4,609)	(32,971)
Capital injection from non-controlling interests		70	500
Proceeds on exercise of stock options		120	858
Net cash provided by financing activities		206,803	1,479,533	1,092,604	1,161,511
Net increase in cash and cash equivalents, and restricted cash		12,372	88,512	1,174,360	1,570,705
Cash and cash equivalents and restricted cash at beginning of the year		442,263	3,164,081	1,896,662	362,451
Effect of exchange rate changes on cash and cash equivalents and restricted cash		1,736	12,421	93,059	(36,494)
Cash and cash equivalents and restricted cash at end of the year		456,371	3,265,014	3,164,081	1,896,662
Supplemental disclosure of cash flow information:
Income tax paid		7,893	56,472	65,136	16,378
Non-cash investing activities:
Acquisition of subsidiaries		6,882	49,238
Acquisition of additional interest in subsidiaries of non-controlling interests					15,712
Distribution to owners under group Reorganization	[1]				32,167
Other payable related to cost of initial public offering					(1,025)
Other payable related to stock repurchase				(5,616)
Accounts payable balance for acquisition of property and equipment		(1,221)	(8,738)	(5,751)	(28,281)
Amounts due to related parties balance for acquisition of property and equipment		(2,363)	(16,909)	¥ (27,869)	¥ (1,858)
Hangzhou Impression Arts Training Co., Ltd.
Cash flows from financing activities
Payment for acquisition		(2,935)	(21,000)
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe")
Cash flows from financing activities
Payment for acquisition		(4,246)	(30,375)
Wuhan Qiaosheng Education Investment Co., Ltd
Cash flows from financing activities
Payment for acquisition		$ (12,506)	¥ (89,469)

[1]	Note*: Distribution represent the payment of capital to Mr. Guoqiang Yang, Ms. Huiyan Yang (“Ms. H”), daughter of Mr. Guoqiang Yang and Ms. Meirong Yang (“Ms. M”), sister of Mr. Guoqiang Yang (collectively as the “Yang’s Family”) for the transfer of schools held by other affiliated entities under common control of Yang’s Family to Guangdong Country Garden Education Investment Management Co., Ltd. (“BGY Education Investment”) as a result of Reorganization as disclosed in Note 1 and was recorded as distribution to owners in the combined and consolidated statements of shareholders’ equity.